Employee Retirement Plans (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost	$ 0	$ 0.3	$ 0.4
Interest cost	28.2	31.2	34.1
Expected return on plan assets	(30.2)	(27.2)	(27.6)
Amortization of prior service credit	0	0	0
Amortization of actuarial (gain) / loss	0.3	0	0
Net periodic benefit cost (income)	(1.7)	4.3	6.9
Curtailment/settlement (gain) / loss	(2.1)	0.1	0
Total expense (income)	(3.8)	4.4	6.9
Interest cost	(28.2)	(31.2)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost	0	0.2	0.4
Interest cost	0.1	0.7	1.4
Expected return on plan assets	0	0	0
Amortization of prior service credit	(5.7)	(3.4)	(3.5)
Amortization of actuarial (gain) / loss	0	(0.1)	0.4
Net periodic benefit cost (income)	(5.6)	(2.6)	(1.3)
Curtailment/settlement (gain) / loss	0	(12.8)	(7.0)
Total expense (income)	(5.6)	(15.4)	(8.3)
Interest cost	$ (0.1)	$ (0.7)